INTERESTS IN JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2022
Disclosure Of Interests In Joint Arrangements [Abstract]
Disclosure of interests in joint arrangements [text block]
NOTE 16. INTERESTS IN JOINT ARRANGEMENTS

Investments and contributions made

The main operations carried out in the years 2022 and 2021 are reported below:

On October 13, 2021, Arauco, through its subsidiary Forestal Arauco S.A. created Agrícola Fresno SpA with the purpose of developing agricultural projects. It was incorporated with a capital of ThU.S.$ 1,000, Forestal Arauco S.A. contributed the equivalent of 50% of the shares of the new subsidiary. On November 2021, it was agreed to increase the capital to ThU.S.$ 7,452 and during the period of 2022 ThU.S.$ 31,998, Forestal Arauco S.A. contributed all of the committed capital (50%) through the contribution of assets.

Between January and December of 2021, Arauco through its subsidiary Maderas Arauco S.A., contributed to E2E S.A. the amount of ThCLP$ 5,925,000 (equivalent to ThU.S.$ 7,759).

On January 12, 2021, Arauco, through its subsidiary Arauco do Brasil S.A., sold its total 50% participation in Unilin Arauco Pisos Ltda. This transaction generated a loss before taxes of ThU.S.$ 431.

As of December 31, 2022 and 2021, Arauco has not made contributions to Uruguayan companies Celulosa y Energía Punta Pereira S.A. and Zona Franca Punta Pereira S.A.

The investments in Uruguay qualify as a joint operation. In relation to “other rights and contractual conditions”, the joint operation has the primary objective of providing the parties an output. As established in the “Pulp Supply Agreement”, both Arauco and its partner have the obligation to acquire 100% of the yearly pulp produced by the joint operation. Arauco has recognized the assets, liabilities, income and expenses associated with its interest ownership, as of January 1, 2013, pursuant to IFRS 11.

Arauco holds a 50% interest in Sonae Arauco, which subsidiary produces and commercializes wood panels, of the type of MDF, PB and OSB, and sawn timber, through the operation of 2 panel plants and one sawmill in Spain; 2 panel plants and one resin plant in Portugal; 3 panel plants in Germany and 2 panel plants in South Africa.

Furthermore, Arauco holds a 50% ownership in Eka Chile S.A. (“Eka”), a company that sells sodium chlorate to pulp plants in Chile. There is a contractual agreement with this company whereby Arauco has engaged in an economic activity subject to common control, which is classified as a joint venture.

The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

	12-31-2022		12-31-2021
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	478,480	114,012	384,960	162,106
Non-current	1,982,237	141,588	2,036,696	210,981
Equity	-	2,205,117	-	2,048,569
Total joint arrangement	2,460,717	2,460,717	2,421,656	2,421,656
Investment	1,102,559		1,024,285

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	1,108,952	917,391
Expenses	(636,797)	(575,745)
Joint arrangement net income (loss)	472,155	341,646

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	30,769	5,894	23,068	2,502
Non-current	158,787	4,119	167,159	10,618
Equity	-	179,543	-	177,107
Total joint arrangement	189,556	189,556	190,227	190,227
Investment	89,772		88,554

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	2,870	10,596
Expenses	(434)	(6,935)
Joint arrangement net income (loss)	2,436	3,661

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
Eufores S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	125,027	193,423	133,384	189,643
Non-current	892,452	119,050	892,020	147,006
Equity	-	705,006	-	688,755
Total joint arrangement	1,017,479	1,017,479	1,025,404	1,025,404
Investment	352,503		344,378

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	252,524	230,089
Expenses	(237,338)	(202,423)
Joint arrangement net income (loss)	15,186	27,666

	12-31-2022		12-31-2021
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	13,824	101,385	6,712	101,698
Non-current	432,769	-	442,624	13,014
Equity	-	345,208	-	334,624
Total joint arrangement	446,593	446,593	449,336	449,336
Investment	172,604		167,312

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	20,703	18,235
Expenses	(10,120)	(17,106)
Joint arrangement net income (loss)	10,583	1,129

The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method and its movements are presented in Note 15:

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	17,673	4,821	16,083	4,980
Non-current	39,496	5,347	38,056	4,913
Equity	-	47,001	-	44,246
Total joint arrangement	57,169	57,169	54,139	54,139
Investment	23,501		22,123

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	45,335	42,788
Expenses	(41,580)	(40,568)
Joint arrangement net income (loss)	3,755	2,220
Other comprehensive income	-	-
Comprehensive income	3,755	2,220
Dividends	500	594

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	320,837	229,330	288,650	334,620
Non-current	668,138	352,759	699,984	247,006
Equity	-	406,886	-	407,008
Total joint arrangement	988,975	988,975	988,634	988,634
Net assets	180,896		179,027
Net asset adjustment (goodwill)	22,547		24,477
Investment	203,443		203,504

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	1,241,698	1,153,385
Expenses	(1,159,060)	(1,082,798)
Joint arrangement net income (loss)	82,638	70,587
Other comprehensive income	-	-
Comprehensive income	82,638	70,587
Dividends	33,176	-

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
Agrícola El Paque SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	966	1,360	1,493	201
Non-current	18,914	5,450	15,455	4,162
Equity	-	13,070	-	12,585
Total joint arrangement	19,880	19,880	16,948	16,948
Investment	6,534		6,293

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	379	47
Joint arrangement net income (loss)	379	47
Other comprehensive income	-	-
Comprehensive income	379	47
Dividends	-	-

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
Parque Eólico Ovejera del Sur SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	100	224	157	86
Non-current	2,885	-	2,298	-
Equity	-	2,761	-	2,369
Total joint arrangement	2,985	2,985	2,455	2,455
Investment	1,381		1,185

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	(43)	(21)
Joint arrangement net income (loss)	(43)	(21)
Other comprehensive income	-	-
Comprehensive income	(43)	(21)
Dividends	-	-

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
E2E S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	7,361	20,327	8,138	1,094
Non-current	20,914	11,301	28,357	3,078
Equity	-	(3,353)	-	32,323
Total joint arrangement	28,275	28,275	36,495	36,495
Investment	(1,677)		16,162

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	2,183	743
Expenses	(35,759)	(11,133)
Joint arrangement net income (loss)	(33,576)	(10,390)
Other comprehensive income	-	-
Comprehensive income	(33,576)	(10,390)
Dividends	-	-

Agrícola San Gerardo SpA.	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	844	62	765	61
Non-current	5,661	2,871	4,929	2,125
Equity	-	3,572	-	3,508
Total joint arrangement	6,505	6,505	5,694	5,694
Investment	1,786		1,754

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	109	(52)
Joint arrangement net income (loss)	109	(52)
Other comprehensive income	-	-
Comprehensive income	109	(52)
Dividends	-	-

Agrícola Fresno SpA	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	28,952	1,657	15,663	88
Non-current	58,755	7,232	10,485	2,225
Equity	-	78,818	-	23,835
Total joint arrangement	87,707	87,707	26,148	26,148
Investment	39,409		11,918

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	(33)	(49)
Joint arrangement net income (loss)	(33)	(49)
Other comprehensive income	-	-
Comprehensive income	(33)	(49)
Dividends	-	-